Stock Compensation Expense	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stock Compensation Expense

Note 9 – Stock Compensation Expense

Equity Incentive Plan

On April 12, 2022, the Company’s board of directors approved The Singing Machine Company, Inc. 2022 Equity Incentive Plan. The equity plan provides for the issuance of equity incentive awards, such as stock options, stock appreciation rights, stock awards, restricted stock, stock units, performance awards and other stock or cash-based awards to the Company’s employees, officers, directors, consultants, agents, advisors and independent contractors.

As of June 30, 2025, there were 1,667 shares of common stock authorized for issuance under the plan. Of this amount, awards representing 1,183 shares of common stock had been granted under the plan and 484 shares remained available for issuance under the plan. The Company did not issue any share-based awards under the plan during the six months ended June 30, 2025 and 2024, and no shares were forfeited during the three and six months ended June 30, 2025.

As of June 30, 2025, there was an unrecognized expense of $60,000 remaining on stock options currently vesting over time with an approximate weighted average of three years and nine months remaining until the options would be fully vested. The vested options outstanding as of June 30, 2025, had no intrinsic value.

Previously Reported [Member]
Stock Compensation Expense

Note 10 – Stock Compensation Expense

Equity Incentive Plan

On April 12, 2022, the Company’s board of directors approved The Singing Machine Company, Inc. 2022 Equity Incentive Plan. The equity plan provides for the issuance of equity incentive awards, such as stock options, stock appreciation rights, stock awards, restricted stock, stock units, performance awards and other stock or cash-based awards to the Company’s employees, officers, directors, consultants, agents, advisors and independent contractors.

The maximum number of shares of common stock initially available for issuance under the plan was 1,167 shares of common stock and thereafter, beginning in 2023, an annual increase would occur as of the first day of the Company’s applicable fiscal equal to the lesser of: (i) five percent of the outstanding shares of common stock calculated on a fully diluted basis as of the end of the Company’s immediately preceding fiscal year; (ii) 167 shares; and (iii) a lesser amount as determined by the Company’s board of directors. The shares of common stock subject to stock awards granted under the equity plan that lapse, terminate, expire prior to exercise, are canceled, or are forfeited, become available for issuance again under the equity plan. Shares subject to a stock award under the equity plan do not become available for issuance or delivery again under the equity plan if such shares are: (i) shares tendered by a participant or retained by the Company as full or partial payment to the Company for the exercise or purchase price of an award; or (ii) shares used to satisfy tax withholding obligations in connection with an award.

The Company’s board of directors may amend, suspend or terminate the plan or a portion of it at any time; provided, however, that to the extent required by applicable law, regulation or stock exchange rule, stockholder approval will be required for any amendment to the plan. The plan is scheduled to terminate automatically in 10 years following the earlier of: (i) the date the Company’s board of directors adopted the plan; and (ii) the date the stockholders approved the plan.

As of December 31, 2024, there were 1,500 shares of common stock authorized for issuance under the plan. Of this amount, awards representing 1,183 shares of common stock had been granted under the plan and 317 shares remained available for issuance under the plan. The Company did not issue any share-based compensation during the year ended December 31, 2024 or the nine months ended December 31, 2023. There were 33 and 238 shares forfeited during the year ended December 31, 2024 and the nine months ended December 31, 2023, respectively. There were 351 and 384 shares of common stock underlying share-based awards that were outstanding at December 31, 2024 and 2023, respectively.

Employee share-based compensation expense for the year ended December 31, 2024 and the nine months ended December 31, 2023 includes the estimated fair value of share-based awards granted, amortized on a straight-line basis over the requisite service period for the entire portion of the award. For the year ended December 31, 2024 and the nine months ended December 31, 2023, the Company recognized share-based compensation expense of $69,000 and $110,000, respectively.

As of December 31, 2024, there was an unrecognized expense of $33,000 remaining on stock options currently vesting over time with approximate weighted average of six months remaining until these options are fully vested. The vested options as of December 31, 2024, had no intrinsic value.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Other Equity Compensation

During the year ended December 31, 2024, the Company issued 3,873 shares of its common stock to three vendors as payment for consulting services rendered and issued 472 shares of common stock to Vivek Sehgal as bonus compensation earned under his employment agreement with SemiCab Holdings. The Company recognized compensation expense of $478,000 during the year ended December 31, 2024 in connection with these share issuances, all of which was recorded in general and administrative expenses in the Company statement of operations.